Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash on hand and cash at banks	$ 44,507	$ 52,237
Bank overdrafts	(1,995)
Balances per statement of cash flows	$ 42,512	$ 52,237	$ 53,673	$ 60,778